Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Statement of comprehensive income [abstract]
Net income	$ 2,632	$ 2,299	$ 2,032	$ 4,931	$ 3,025
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	(586)	(35)	(1,847)	(621)	(202)
Net gains (losses) on hedges of net investments in foreign operations	86	162	539	248	(144)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	(5)	(17)	(21)	(22)	(17)
Net gains (losses) on hedges of net investments in foreign operations	23	43	149	66	(41)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	(518)	101	(1,436)	(417)	(288)
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	(776)	(178)	1,164	(954)	1,304
Reclassification of net (gains) losses to net income	531	460	(1,056)	991	(1,163)
Income tax expense (benefit):
Net gains (losses) in fair value	(211)	(52)	311	(263)	343
Reclassification of net (gains) losses to net income	147	146	(286)	293	(310)
Other comprehensive income net of tax available for sale financial assets net of tax	(181)	188	83	7	108
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	(1,083)	87	2,522	(996)	2,318
Reclassification of net (gains) losses to net income	322	(249)	(1,759)	73	(1,096)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	(366)	74	758	(292)	726
Reclassification of net (gains) losses to net income	158	(117)	(561)	41	(406)
Other comprehensive income net of tax cash flow hedges	(553)	(119)	566	(672)	902
Net changes in finance income/(expense) from insurance contracts:
Net finance income/(expense) from insurance contracts	0	4	(2)	4	3
Income tax expense (benefit)	0	1	(1)	1	0
Other comprehensive income on finance income/(expense) from insurance contracts	0	3	(1)	3	3
Other comprehensive income (loss) from investments in associates	(63)	13	110	(50)	48
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	64	268	(255)	332	5
Income tax expense (benefit)	15	85	(69)	100	9
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	49	183	(186)	232	(4)
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	23	3	49	26	53
Income tax expense (benefit)	2	(3)	34	(1)	26
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	21	6	15	27	27
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	413	(246)	512	167	248
Income tax expense (benefit)	115	(68)	142	47	69
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	298	(178)	370	120	179
Other comprehensive income (loss) from investments in associates	1	(13)	14	(12)	7
Other comprehensive income (loss)	(946)	184	(465)	(762)	982
Comprehensive income (loss)	1,686	2,483	1,567	4,169	4,007
Comprehensive income (loss) attributable to non-controlling interests	7	58	(7)	65	(72)
Comprehensive income (loss) attributable to equity holders of the Bank	1,679	2,425	1,574	4,104	4,079
Preferred shareholders and other equity instrument holders	127	132	135	259	257
Common shareholders	$ 1,552	$ 2,293	$ 1,439	$ 3,845	$ 3,822